Business Combination - Elements of Business Combination (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reverse Recapitalization [Abstract]
Cash - Silver Spike trust and cash, net of redemptions				$ 254,203
Cash - PIPE Financing				325,000
Less: cash consideration paid to Legacy WMH equity holders				(455,182)
Less: transaction costs and advisory fees				(44,052)
Net proceeds from the Business Combination		$ 0	$ 0	79,969
Less: initial fair value of warrant liability recognized in the Business Combination		0	0	(193,978)
Add: transaction costs allocated to Warrants	$ 5,500			5,547
Add: non-cash assets assumed from Silver Spike		0	0	1,053
Add: deferred tax asset		0	0	151,255
Less: tax receivable agreement liability		$ 0	$ 0	(128,567)
Net adjustment to total equity from the Business Combination				$ (84,721)